Options and Warrants (Details) - Schedule of options outstanding - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Jan. 31, 2021
Schedule of options outstanding [Abstract]
Shares, Outstanding, Beginning balance
Exercise Price, Outstanding, beginning balance (in Dollars per share)
Remaining Life, Outstanding, beginning balance
Remaining Life, Outstanding, beginning balance (in Dollars)
Shares, Granted		163,500
Exercise Price, Granted (in Dollars per share)		$ 4.97
Remaining Life, Granted		2 years 11 months 19 days
Intrinsic Value, Granted (in Dollars)
Shares, Expired/Cancelled
Exercise Price, Expired/Cancelled (in Dollars per share)
Shares, Exercised
Exercise Price, Exercised (in Dollars per share)
Shares, Outstanding, ending balance	163,500
Exercise Price, Outstanding, ending balance (in Dollars per share)	$ 4.97
Remaining Life, Outstanding, ending balance	2 years 9 months
Intrinsic Value, Outstanding, ending balance (in Dollars)
Shares, Exercisable	163,500	163,500
Exercise Price, Exercisable (in Dollars per share)	$ 4.97	$ 4.97
Remaining Life, Exercisable	2 years 9 months	2 years 11 months 19 days
Intrinsic Value, Exercisable (in Dollars)